Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	125,890,733.07	11,768
Yield Supplement Overcollateralization Amount 05/31/18	2,026,555.53	0
Receivables Balance 05/31/18	127,917,288.60	11,768
Principal Payments	6,783,900.08	231
Defaulted Receivables	267,028.10	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	1,848,468.41	0
Pool Balance at 06/30/18	119,017,892.01	11,515

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	16.05%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	28.84

Delinquent Receivables:
Past Due 31-60 days	2,962,325.69	195
Past Due 61-90 days	653,132.16	50
Past Due 91-120 days	106,549.91	6
Past Due 121+ days	0.00	0
Total	3,722,007.76	251

Total 31+ Delinquent as % Ending Pool Balance	3.13%

Recoveries	213,252.02

Aggregate Net Losses/(Gains) - June 2018	53,776.08

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.50%
Prior Net Losses Ratio	0.63%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.52%

Flow of Funds	$ Amount

Collections	7,420,064.32
Advances	(170.03)
Investment Earnings on Cash Accounts	12,809.11
Servicing Fee	(106,597.74)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,326,105.66

Distributions of Available Funds
(1) Class A Interest	144,812.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,872,841.06
(7) Distribution to Certificateholders	283,275.01
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,326,105.66

Servicing Fee	106,597.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 06/15/18	118,665,974.46
Principal Paid	6,872,841.06
Note Balance @ 07/16/18	111,793,133.40

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2a
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2b
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-3
Note Balance @ 06/15/18	19,445,974.46
Principal Paid	6,872,841.06
Note Balance @ 07/16/18	12,573,133.40
Note Factor @ 07/16/18	6.1633007%

Class A-4
Note Balance @ 06/15/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	84,410,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	14,810,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	169,989.59
Total Principal Paid	6,872,841.06
Total Paid	7,042,830.65

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.07325%
Coupon	2.35325%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	21,714.67
Principal Paid	6,872,841.06
Total Paid to A-3 Holders	6,894,555.73

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2407034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7318698
Total Distribution Amount	9.9725732

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1064445
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.6903974
Total A-3 Distribution Amount	33.7968419

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/18	30,587.37
Balance as of 06/30/18	30,417.34
Change	(170.03)

Reserve Account
Balance as of 06/15/18	1,806,189.65
Investment Earnings	2,563.49
Investment Earnings Paid	(2,563.49)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65